Financial assets at fair value through other comprehensive income (Details) - CNY (¥)		Dec. 31, 2019	Dec. 31, 2018	Aug. 04, 2016
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income
Unlisted securities ?Equity securities	[1]	¥ 5,000,000	¥ 5,000,000
Listed securities ?Treasury bills		388,448,000
Total		¥ 393,448,000	¥ 5,000,000
Exchange Settlement Centre Co., Ltd.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income
Equity interest acquired (as a percent)				5.00%
Consideration transferred				¥ 5,000,000

[1]	As at December 31, 2018 2019 RMB’000 RMB’000Unlisted securities —Equity securities (Note a) 5,000 5,000Listed securities—Treasury bills listed on the Hong Kong StockExchange — 388,448 5,000 393,448On August 4, 2016, the Group acquired 5% equity interest in Fujian Exchange Settlement Centre Co., Ltd. () at a consideration of RMB5,000,000.